Contract Balances (Details) - Schedule of deferred revenue and financial liabilities - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of deferred revenue and financial liabilities [Abstract]
At the beginning of the year	¥ 773,422	¥ 958,910
Net off the beginning contract assets with financial liabilities, as the result of rights to consideration becoming unconditional	(4,985)	(7,384)
Revenue recognized that was included in the contract liabilities and financial liabilities at the beginning of the year	(378,784)	(644,097)
Increase due to cash received, excluding amount recognized as revenue or refunded	315,552	465,993
At the end of the year	¥ 705,205	¥ 773,422